SHARE BASED PAYMENTS - Schedule of Stock Option Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding as of January 1, 2022	6,540,000
Granted	0	0	0
Exercised	0
Forfeited	0
Expired	0
Options outstanding as of December 31, 2022	6,540,000	6,540,000
Options vested and expected to vest as of December 31, 2022	6,540,000
Options exercisable as of December 31, 2022	4,152,490
Weighted average exercise price per option
Outstanding as of January 1, 2022	$ 0.44
Granted	0
Exercised	0
Forfeited	0
Expired	0
Outstanding as of December 31, 2022	0.44	$ 0.44
Options vested and expected to vest as of December 31, 2022	0.44
Options exercisable as of December 31, 2022	0.53
Weighted average grant-date fair value
Outstanding as of January 1, 2022	0.35
Granted	0
Exercised	0
Forfeited	0
Expired	0
Outstanding as of December 31, 2022	0.35	$ 0.35
Options vested and expected to vest as of December 31, 2022	0.35
Options exercisable as of December 31, 2022	$ 0.53
Weighted average remaining contractual terms
Outstanding	6 months 10 days	1 year 6 months 10 days
Options vested and expected to vest as of December 31, 2022	6 months 10 days
Options exercisable as of December 31, 2022	2 months 12 days
Aggregate intrinsic value
Outstanding	$ 0	$ 0
Options vested and expected to vest as of December 31, 2022	0
Options exercisable as of December 31, 2022	$ 0